Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2014
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus dated May 30, 2014

(as may be supplemented from time to time)

Supplement dated June 10, 2014

The Board of Trustees (the "Board") of the Valued Advisers Trust has approved a revision to the principal investment strategies and risks of the Angel Oak Multi-Strategy Income Fund (the "Fund"). Accordingly, effective immediately, the Fund's investments in collateralized loan obligations ("CLOs") are limited to 20% of the Fund's net assets. The second paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

Currently, the Adviser anticipates focusing the Fund's investments on non-agency, residential mortgage-backed securities. When selecting these types of investments for the Fund, the Adviser intends to focus on residential mortgage-backed securities that are collateralized by pools of Prime or Alternative-A ("Alt-A") mortgages (i.e., mortgages made to borrowers with lower credit risk profiles than "sub-prime") and that are seasoned (i.e., have a history of timely payments) (these securities are also known as "collateralized mortgage obligations" or "CMOs"). These securities may be either "agency" or "non-agency," meaning that they have balances that fall within the limits set by the Federal Housing Finance Agency ("FHFA") and qualify as collateral for securities that are issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Non-agency loans may or may not meet such criteria and are sometimes referred to as "private label paper." The Fund may also invest up to 20% of its net assets in collateralized loan obligations ("CLOs"), which are backed by a pool of corporate debt. CLOs are similar to CMOs, but differ as to the type of underlying loan.

The "Mortgage-Backed and Asset-Backed Securities Risks" paragraph under the heading "Principal Risks" is hereby deleted and replaced with the following:

Mortgage-Backed and Asset-Backed Securities Risks. Prepayment risk is associated with mortgage-backed and asset-backed securities, including CLOs. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund's investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.

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Angel Oak Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus dated May 30, 2014

(as may be supplemented from time to time)

Supplement dated June 10, 2014

The Board of Trustees (the "Board") of the Valued Advisers Trust has approved a revision to the principal investment strategies and risks of the Angel Oak Multi-Strategy Income Fund (the "Fund"). Accordingly, effective immediately, the Fund's investments in collateralized loan obligations ("CLOs") are limited to 20% of the Fund's net assets. The second paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

Currently, the Adviser anticipates focusing the Fund's investments on non-agency, residential mortgage-backed securities. When selecting these types of investments for the Fund, the Adviser intends to focus on residential mortgage-backed securities that are collateralized by pools of Prime or Alternative-A ("Alt-A") mortgages (i.e., mortgages made to borrowers with lower credit risk profiles than "sub-prime") and that are seasoned (i.e., have a history of timely payments) (these securities are also known as "collateralized mortgage obligations" or "CMOs"). These securities may be either "agency" or "non-agency," meaning that they have balances that fall within the limits set by the Federal Housing Finance Agency ("FHFA") and qualify as collateral for securities that are issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Non-agency loans may or may not meet such criteria and are sometimes referred to as "private label paper." The Fund may also invest up to 20% of its net assets in collateralized loan obligations ("CLOs"), which are backed by a pool of corporate debt. CLOs are similar to CMOs, but differ as to the type of underlying loan.

The "Mortgage-Backed and Asset-Backed Securities Risks" paragraph under the heading "Principal Risks" is hereby deleted and replaced with the following:

Mortgage-Backed and Asset-Backed Securities Risks. Prepayment risk is associated with mortgage-backed and asset-backed securities, including CLOs. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund's Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund's investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.

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